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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

 For the monthly distribution period from November 1, 2006 to November 30, 2006

                    Commission File Number of issuing entity:
                                  333-131213-18

                           RALI Series 2006-QS12 Trust
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131213

                        Residential Accredit Loans, Inc.
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                     New York                                       None
  (State or other jurisdiction of incorporation or           (I.R.S. Employer
        organization of the issuing entity)                  Identification No.)

  c/o Residential Funding Company, LLC, as Master Servicer          55437
     8400 Normandale Lake Boulevard, Suite 250                      (Zip Code)
               Minneapolis, Minnesota
     (Address of principal executive offices of
                  issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class            Registered/reported pursuant to (check one)        Name of exchange
                                                                                       (If Section 12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Mortgage Asset-Backed Pass-Through
Certificates, Series 2006-QS12, in
the classes specified herein             [___]         [___]         [ X ]               _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

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

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus
Supplement, dated September 27, 2006, relating to the RALI Series 2006-QS12 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") and the related Prospectus dated August 8, 2006 (collectively, the "Prospectus"), of the RALI Series 2006-QS12 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The following classes of Certificates were offered under the Prospectus: Class I-A-1, Class I-A-2, Class I-A-3, Class I-A-4, Class II-A-1, Class II-A-2, Class II-A-3, Class II-A-4, Class II-A-5, Class II-A-6, Class II-A-7, Class II-A-8, Class II-A-9, Class II-A-10, Class II-A-11, Class II-A-12, Class II-A-13, Class II-A-14, Class II-A-15, Class II-A-16, Class II-A-17, Class II-A-18, Class II-A-19, Class A-P, Class A-V, Class R-I, Class R-II, Class M-1, Class M-2 and Class M-3 Certificates.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

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

ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1    December 2006 Monthly Statement to Certificateholders.

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of September 1, 2006, and the Standard Terms of Pooling and Servicing Agreement, dated as of March 1, 2006, among Residential Accredit Loans, Inc., as company, Residential Funding Corporation, as master servicer, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 13, 2006).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of September 28, 2006, between Residential Funding Corporation and Residential Accredit Loans, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 13, 2006).

Exhibit 10.3 ISDA Master Agreement, dated as of September 28, 2006, between Deutsche Bank Trust Company Americas, as trustee on behalf of the RALI Series 2006-QS12 Trust, and Credit Suisse
                International, together with the Schedule to the Master Agreement and Credit Support Annex thereto (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 13,
                2006).

Exhibit 10.4 Confirmation, dated as of September 28, 2006, between Deutsche Bank Trust Company Americas, as trustee on behalf of the RALI Series 2006-QS12 Trust, and Credit Suisse International with respect to the Class II-A-1 Certificates (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 13,
                2006).

Exhibit 10.5 Confirmation, dated as of September 28, 2006, between Deutsche Bank Trust Company Americas, as trustee on behalf of the RALI Series 2006-QS12 Trust, and Credit Suisse International with respect to the Class II-A-5 Certificates (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 13,
                2006).

Exhibit 10.6 Confirmation, dated as of September 28, 2006, between Deutsche Bank Trust Company Americas, as trustee on behalf of the RALI Series 2006-QS12 Trust, and Credit Suisse International with respect to the Class II-A-7 Certificates (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 13,
                2006).

Exhibit 99.1   December 2006 Monthly Statement to Certificateholders.

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

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  December 26, 2006



                                    RALI Series 2006-QS12 Trust
                                    (Issuing entity)

                                    By:     Residential Funding Company, LLC,
                                            as Master Servicer


                                            By:  /s/ Darsi Meyer
                                                 Name:   Darsi Meyer
                                                 Title:  Director

             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS

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